DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)		3 Months Ended	4 Months Ended		9 Months Ended
	Jan. 15, 2021	Dec. 31, 2020	Jan. 31, 2021	Jan. 15, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 24, 2020	Dec. 31, 2019
Description of Organization and Business Operations (Details) [Line Items]
Deferred Underwriting Fees					$ 299,000,000
Cash		$ 11,055,000			$ 47,886,000			$ 9,858,000
Northern Genesis Acquisition Corp. II
Description of Organization and Business Operations (Details) [Line Items]
Shares issued price per share (in Dollars per share)					$ 10.00
Gross proceeds from Initial public offering	$ 414,000,000
Sale of warrants (in Shares)				6,686,667	6,686,667
Gross proceeds			$ 10,030,000		$ 10,030,000
Transaction Cost		23,221,415	23,221,415		23,221,415
Underwriting fees			8,280,000		8,280,000
Deferred Underwriting Fees			14,490,000		14,490,000
Other offering cost			451,415		451,415
Cash	$ 588,820	$ 0	$ 588,820	$ 588,820	$ 34,688	$ 0	$ 0
Percentage Of Assets Held In The Trust Account		80.00%	80.00%		80.00%
Percentage Of Outstanding Voting		50.00%	50.00%		50.00%
Share price (in Dollars per share)		$ 10.00			$ 11.50
Net Tangible Assets		$ 5,000,001	$ 5,000,001		$ 5,000,001
Aggregate public shares, percentage		15.00%	15.00%		15.00%
Percentage of redemption of public shares		100.00%	100.00%		100.00%
Net Interest To Dissolution Expenses		$ 100,000	$ 100,000		$ 100,000
Trust account, description			In order to protect the amounts held in the Trust Account, the Sponsor will agree to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.00 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of trust assets, in each case net of the interest which may be withdrawn to pay the Company’s tax obligation and up to $100,000 for liquidation excepts, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account (even if such waiver is deemed to be unenforceable) and except as to any claims under the Company’s indemnity of the underwriters of Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Trust Account [Member] | Northern Genesis Acquisition Corp. II
Description of Organization and Business Operations (Details) [Line Items]
Share price (in Dollars per share)			$ 10.00		$ 10.00
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business combination, description			Following the closing of the Initial Public Offering on January 15, 2021, an amount of $414,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) located in the United States and held as cash or invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account, as described below.
Business Combination [Member] | Northern Genesis Acquisition Corp. II
Description of Organization and Business Operations (Details) [Line Items]
Business combination, description					Following the closing of the Initial Public Offering on January 15, 2021, an amount of $414,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) located in the United States and held as cash or invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account, as described below.
Over-Allotment Option [Member] | Northern Genesis Acquisition Corp. II
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued (in Shares)	5,400,000			5,400,000
Initial Public Offering [Member] | Northern Genesis Acquisition Corp. II
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued (in Shares)	41,400,000			41,400,000
Shares issued price per share (in Dollars per share)	$ 10.00			$ 10.00
Share price (in Dollars per share)			$ 10.00		$ 10.00
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share price (in Dollars per share)			11.50
Private Placement [Member] | Northern Genesis Acquisition Corp. II
Description of Organization and Business Operations (Details) [Line Items]
Shares issued price per share (in Dollars per share)			1.50		1.50
Sale of warrants (in Shares)		6,686,667
Price per warrant (in Dollars per share)			$ 1.50		$ 1.50
Deferred Underwriting Fees					$ 8,280,000
Share price (in Dollars per share)					$ 11.50
Subsequent Event [Member] | Northern Genesis Acquisition Corp. II
Description of Organization and Business Operations (Details) [Line Items]
Price per warrant (in Dollars per share)		$ 1.50
Gross proceeds		$ 10,030,000
Underwriting fees		8,280,000
Deferred Underwriting Fees		14,490,000
Other offering cost		$ 451,415
Subsequent Event [Member] | Over-Allotment Option [Member] | Northern Genesis Acquisition Corp. II
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued (in Shares)	5,400,000			5,400,000
Subsequent Event [Member] | Initial Public Offering [Member] | Northern Genesis Acquisition Corp. II
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued (in Shares)	41,400,000			41,400,000
Shares issued price per share (in Dollars per share)	$ 10.00			$ 10.00
Subsequent Event [Member] | Private Placement [Member] | Northern Genesis Acquisition Corp. II
Description of Organization and Business Operations (Details) [Line Items]
Shares issued price per share (in Dollars per share)		$ 1.50
Gross proceeds from Initial public offering				$ 414,000,000
Share price (in Dollars per share)		$ 11.50